[On Chapman and Cutler LLP Letterhead]

October 27, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Elkhorn ETF Trust (Registration Nos. 333-201473 and 811-22926)

Ladies and Gentlemen:

On behalf of Elkhorn ETF Trust (the “Registrant”), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus for the Registrant filed pursuant to Rule 497(c) on October 20, 2016. The Registration Statement relates to Elkhorn Lunt Low Vol/High Beta Tactical ETF, a series of the Registrant.

If you have any questions or comments, please telephone the undersigned at (312) 845‑3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosures